CONVERTIBLE NOTES (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Convertible Debt

 Convertible Debt

Note Holder	Date	Maturity Date	Interest	Balance December 31, 2022	Additions	Conversions / Repayments	Balance June 30, 2023
Silverback Capital Corporation	3/31/2022	3/31/2023	8%	$360,000	$—	$(360,000)	$—
Coventry Enterprises, LLC	12/29/2022	11/6/2023	5%	300,000	—	(135,000)	165,000
Walleye Opportunities Fund	2/21/2023	2/21/2024	5%	—	2,500,000	(737,684)	1,762,316
Walleye Opportunities Fund	4/10/2023	4/10/2024	5%	—	1,500,000	—	1,500,000
Walleye Opportunities Fund	5/26/2023	5/26/2024	5%	—	1,714,286	—	1,714,286
Total				$660,000	$5,714,286	$(1,232,684)	$5,141,602
Less debt discount				$(183,560)			(4,097,677)
Convertible note payable, net				$476,440			$1,043,925

Schedule of Derivative Instruments

Schedule of Derivative Instruments

Balance at December 31, 2022	$—
Increase to derivative due to new issuances	4,217,944
Decrease to derivative due to conversions	(498,298)
Decrease to derivative due to mark to market	(1,136,079)
Balance at June 30, 2023	$2,583,567

Schedule of Derivative Assets at Fair Value

 Schedule of Derivative Assets at Fair Value

Inputs	June 30, 2023	Initial Valuation
Stock price	$0.0395	$0.0566-0.1075
Conversion price	$0.0305	$0.0534-0.0591
Volatility (annual)	181.1%	165.3%-170.53%
Risk-free rate	5.47%	4.7-5.07%
Dividend rate	—	—
Years to maturity	0.65	.87-1